Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Not later than 1 year [member] | Operating lease obligations [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases		€ 73
Not later than 1 year [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 49	50
Later than one year and not later than two years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	42
Later than two years and not later than three years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	32
Later than three years and not later than four years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	26
Later than four years and not later than five years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	19
1-5 years [member] | Operating lease obligations [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases		144
1-5 years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases		127
Later than 5 years [member] | Operating lease obligations [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases		169
Later than 5 years [member] | Operating lease rights [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Operating leases	€ 47	€ 52